Investment Property, Net	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Investment Property, Net
13.	Investment Property
(a) Investment property as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024				2025
	Acquisition cost		Accumulated depreciation and impairment loss	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Book value
Land	￦	876,549	(10,099)	866,450	804,839	(10,099)	794,740
Buildings		1,173,721	(230,870)	942,851	1,002,446	(249,975)	752,471
Structures		3,342	(1,587)	1,755	2,455	(1,245)	1,210
Right of use assets		188,397	(43,557)	144,840	191,677	(48,473)	143,204

	￦	2,242,009	(286,113)	1,955,896	2,001,417	(309,792)	1,691,625

The fair value of major investment properties is determined based on the assumptions and data used in the valuation by an independent appraiser with recognized professional qualifications, and the fair value of the investment properties as of December 31, 2025 is
￦
2,605,968 million.

(b)	Changes in the carrying amount of investment property for the years ended December 31, 2024 and 2025 are as follows:

1)	For the year ended December 31, 2024

(in millions of Won)	Beginning		Acquisitions	Business Combination(*1)	Disposals	Depreciation	Impairment loss	Others(*2)	Ending
Land	￦	787,304	3,755	59,766	(47,137)	—	(215)	62,977	866,450
Buildings		655,786	1,782	355,155	(34,419)	(34,179)	(9,776)	8,502	942,851
Structures		1,873	—	—	—	(911)	—	793	1,755
Right of use assets		171,331	—	—	(107)	(6,547)	—	(19,837)	144,840

	￦	1,616,294	5,537	414,921	(81,663)	(41,637)	(9,991)	52,435	1,955,896

(*1)
During the year ended December 31, 2024, RNR Logistics and others were included as subsidiaries, and the Company has included the effect of the increase in investment properties in the business combination.

(*2)	Includes reclassification resulting from changing purpose of use, adjusted foreign currency translation difference and others.

2) For the year ended December 31, 2025

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation	Impairment loss	Others(*1)	Ending
Land	￦	866,450	163	(510)	—	—	(71,363)	794,740
Buildings		942,851	2,727	(607)	(21,147)	(2,553)	(168,800)	752,471
Structures		1,755	—	—	(909)	—	364	1,210
Right of use assets		144,840	1,464	(276)	(5,621)	—	2,797	143,204

	￦	1,955,896	4,354	(1,393)	(27,677)	(2,553)	(237,002)	1,691,625

(*1)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.